Label	Element	Value
AGFiQ U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

AGFiQ U.S. Market Neutral Value Fund

AGFiQ U.S. Market Neutral Anti-Beta Fund

AGFiQ Hedged Dividend Income Fund

AGFiQ Global Infrastructure ETF

AGFiQ Dynamic Hedged U.S. Equity ETF

(collectively, the “AGFiQ Funds”)

Supplement dated May 19, 2020, to the currently effective

Prospectus and SAI for the AGFiQ Funds, dated November 1, 2019 as supplemented from time to time

This supplement provides updated information beyond that contained in the Prospectus and SAI for the AGFiQ Funds and should be read in conjunction with the Prospectus and SAI for the AGFiQ Funds.

Accordingly, effective June 1, 2020, the disclosure in the Funds’ Prospectus and SAI is revised as follows.

Risk/Return [Heading]	rr_RiskReturnHeading	AGFiQ U.S. Market Neutral Momentum Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective June 1, 2020, the disclosure included under the subheading “Annual Fund Operating Expenses” in AGFiQ U.S. Market Neutral Momentum Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Effective June 1, 2020, the disclosure included under the subheading “Example” in AGFiQ U.S. Market Neutral Momentum Fund’s Summary Prospectus is deleted in and replaced with the following:

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is one year. Therefore, the expenses for the 3, 5 and 10 year periods reflect the contractual fee waiver/ expense reimbursement arrangement only for the first year of each respective period.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The paragraph entitled “Market Events Risk” of the “Principal Investment Risks” section of each AGFiQ Fund’s Summary Prospectus is deleted and replaced with the following:

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement for Future Reference
AGFiQ U.S. Market Neutral Momentum Fund | AGFiQ U.S. Market Neutral Momentum Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expenses on Short Positions	rr_Component2OtherExpensesOverAssets	1.87%
Other Expenses	rr_OtherExpensesOverAssets	5.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.18%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.86%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.32%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 235
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,714
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,652

[1]	Restated to reflect current management fees.
[2]	Restated to reflect current contractual arrangements, the Fund's investment adviser, AGF Investments LLC ("Adviser"), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) ("Operating Expenses") of the Fund are limited to 0.45% of average net assets. This undertaking can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed during the last 36 months, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund's average net assets and the expense cap in place at the time of the Adviser's waiver or reimbursement. This agreement will remain in effect until November 1, 2020, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.